Fees Summary	Sep. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,425,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,749.17
Total Offset Amount	0.00
Net Fee	1,749.17
Narrative - Max Aggregate Offering Price	$ 11,425,000.00
Final Prospectus	true